Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Land and buildings	$6,209,058	$3,348,814
Office equipment	8,409	18,287
Leasehold improvements	50,320	51,732
Less: accumulated depreciation	(400,633)	(196,581)
	$5,867,154	$3,222,252